Offerings	Aug. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	3.400% Notes due 2028
Amount Registered | shares	34,049,400,000
Maximum Aggregate Offering Price	$ 340,494,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 52,129.63
Offering Note	Calculated pursuant to Rule 457(f) under the Securities Act of 1933, as amended. Represents the aggregate principal amount of each series to be offered in the exchange offer to which the registration statement relates. The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 4 p.m. (London time) on August 15, 2025 on the Bloomberg page "BFIX" of EUR 1.00/$ 1.17110.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 3.400% Notes due 2028
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Federal Express Corporation, Federal Express Europe, Inc., Federal Express Holdings S.A., LLC, Federal Express International, Inc., FedEx Freight, Inc., and FedEx Office and Print Services, Inc., will fully and unconditionally guarantee the notes issued by FedEx Corporation. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.200% Notes due 2028
Amount Registered | shares	237,285,000
Maximum Aggregate Offering Price	$ 237,285,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 36,328.33
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.200% Notes due 2028
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	3.100% Notes due 2029
Amount Registered | shares	628,053,000
Maximum Aggregate Offering Price	$ 628,053,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 96,154.91
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 3.100% Notes due 2029
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.250% Notes due 2030
Amount Registered | shares	406,103,000
Maximum Aggregate Offering Price	$ 406,103,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 62,174.37
Offering Note	See Offering Note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.250% Notes due 2030
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	2.400% Notes due 2031
Amount Registered | shares	642,185,000
Maximum Aggregate Offering Price	$ 642,185,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 98,318.52
Offering Note	See Offering Note 1.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 2.400% Notes due 2031
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 11
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.900% Notes due 2034
Amount Registered | shares	351,518,000
Maximum Aggregate Offering Price	$ 351,518,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,817.41
Offering Note	See Offering Note 1.
Offering: 12
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.900% Notes due 2034
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 13
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	3.900% Notes due 2035
Amount Registered | shares	391,912,000
Maximum Aggregate Offering Price	$ 391,912,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 60,001.73
Offering Note	See Offering Note 1.
Offering: 14
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 3.900% Notes due 2035
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 15
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	3.250% Notes due 2041
Amount Registered | shares	619,635,000
Maximum Aggregate Offering Price	$ 619,635,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 94,866.12
Offering Note	See Offering Note 1.
Offering: 16
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 3.250% Notes due 2041
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 17
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	3.875% Notes due 2042
Amount Registered | shares	444,611,000
Maximum Aggregate Offering Price	$ 444,611,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 68,069.94
Offering Note	See Offering Note 1.
Offering: 18
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 3.875% Notes due 2042
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 19
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.100% Notes due 2043
Amount Registered | shares	391,769,000
Maximum Aggregate Offering Price	$ 391,769,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 59,979.83
Offering Note	See Offering Note 1.
Offering: 20
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.100% Notes due 2043
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 21
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.100% Notes due 2044
Amount Registered | shares	541,689,000
Maximum Aggregate Offering Price	$ 541,689,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 82,932.59
Offering Note	See Offering Note 1.
Offering: 22
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.100% Notes due 2044
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 23
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.100% Notes due 2045
Amount Registered | shares	503,830,000
Maximum Aggregate Offering Price	$ 503,830,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 77,136.37
Offering Note	See Offering Note 1.
Offering: 24
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.100% Notes due 2045
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 25
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.750% Notes due 2045
Amount Registered | shares	913,438,000
Maximum Aggregate Offering Price	$ 913,438,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 139,847.36
Offering Note	See Offering Note 1.
Offering: 26
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.750% Notes due 2045
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 27
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.550% Notes due 2046
Amount Registered | shares	1,007,069,000
Maximum Aggregate Offering Price	$ 1,007,069,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 154,182.26
Offering Note	See Offering Note 1.
Offering: 28
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.550% Notes due 2046
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 29
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.400% Notes due 2047
Amount Registered | shares	604,653,000
Maximum Aggregate Offering Price	$ 604,653,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 92,572.37
Offering Note	See Offering Note 1.
Offering: 30
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.400% Notes due 2047
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 31
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.050% Notes due 2048
Amount Registered | shares	743,435,000
Maximum Aggregate Offering Price	$ 743,435,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 113,819.90
Offering Note	See Offering Note 1.
Offering: 32
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.050% Notes due 2048
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 33
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.950% Notes due 2048
Amount Registered | shares	696,469,000
Maximum Aggregate Offering Price	$ 696,469,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 106,629.40
Offering Note	See Offering Note 1.
Offering: 34
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.950% Notes due 2048
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 35
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.250% Notes due 2050
Amount Registered | shares	1,047,658,000
Maximum Aggregate Offering Price	$ 1,047,658,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 160,396.44
Offering Note	See Offering Note 1.
Offering: 36
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.250% Notes due 2050
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 37
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.500% Notes due 2065
Amount Registered | shares	213,040,000
Maximum Aggregate Offering Price	$ 213,040,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 32,616.42
Offering Note	See Offering Note 1.
Offering: 38
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.500% Notes due 2065
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 39
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	0.450% Notes due 2029
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 458,774,912.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 70,238.44
Offering Note	See Offering Note 1.
Offering: 40
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 0.450% Notes due 2029
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 41
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	1.300% Notes due 2031
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 169,952,374.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 26,019.71
Offering Note	See Offering Note 1.
Offering: 42
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 1.300% Notes due 2031
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 43
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	0.950% Notes due 2033
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 471,751,871.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 72,225.21
Offering Note	See Offering Note 1.
Offering: 44
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 0.950% Notes due 2033
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.